Prospectus Supplement dated December 13, 2021
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CH (5/21) / May 1, 2021	S-6471 R (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CH (5/21) / May 1, 2021	S-6410 N (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09)/ 5/1/2009
RiverSource ® RAVA 5 Advantage Variable Annuity / RiverSource® RAVA 5 Select Variable Annuity / RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CH (5/21) / May 1, 2021	140464 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage Variable Annuity / RiverSource® RAVA 5 Select Variable Annuity / RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CH (5/21) / May 1, 2021	S-6517 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage Variable Annuity / RiverSource® RAVA 5 Select Variable Annuity / RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to June 22, 2020)	S-6594 CH (5/21) / May 1, 2021	S-6595 CH (5/21) / May 1, 2021
RiverSource RAVA 5 Choice® Variable Annuity	S-6710 CH (5/21) / May 1, 2021	S-6715 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CH (5/21) / May 1, 2021	S-6725 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	S-6735 CH (5/21) / May 1, 2021	S-6740 CH (5/21) / May 1, 2021
RiverSource ® Retirement Group Annuity Contract I	S-6611 CH (5/21) / May 1, 2021
RiverSource ® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CH (5/21) / May 1, 2021	S-6504 CH (5/21) / May 1, 2021
RiverSource ® Retirement Group Annuity Contract II	S-6612 CH (5/21) / May 1, 2021
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CH (5/21) / May 1, 2021	S-6362 CH (5/21) / May 1, 2021
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life Insurance 5 – Estate Series	S-6542 CH (5/21) / May 1, 2021	S-6543 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life 6 Life Insurance	S-6700 CH (5/21) / May 1, 2021	S-6705 CH (5/21) / May 1, 2021
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference. Except as modified in the supplement, all other terms and information contained in the prospectus remain in effect and unchanged.

On November 1, 2021, Wells Fargo & Company (Wells Fargo) closed a transaction whereby Wells Fargo Asset Management (“WFAM”) was sold to a holding company affiliated with the private funds of GTCR LLC and Reverence Capital Partners, L.P. and will no longer be an entity of Wells Fargo.
As part of the transaction, Wells Fargo Funds Management, LLC and Wells Capital Management, LLC changed their names as shown below:
Old Name	New Name
Wells Fargo Funds Management, LLC	Allspring Funds Management, LLC
Wells Capital Management, LLC	Allspring Global Investments, LLC
The following information will replace the current Funds’ description in the table in “The Variable Account and the Funds” and “Appendix A: The Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
CTIVP ® - Wells Fargo Short Duration Government Fund	Seeks to provide shareholders with current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Allspring Global Investments, LLC, subadviser.
Variable Portfolio - Partners Core Bond Fund	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Variable Portfolio - Partners Small Cap Growth Fund	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-16 A (12/21)
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